MINERAL PROPERTY, PLANT AND EQUIPMENT (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Statement [Line Items]
Net carrying value of mineral property interest	$ 117,516	$ 121,475
Net carrying value of plant and equipment	610	376
Net carrying value	118,126	121,851
Property, plant, and equipment, beginning	121,851
Disposal of plant and equipment	0	1
Property, plant, and equipment, ending	118,126	121,851
Cost
Statement [Line Items]
Property, plant, and equipment, beginning	96,566	99,513
Disposal of mineral property interest	(13,826)	(2,761)
Addition of right-of-use asset	52	16
Disposal of plant and equipment		(6)
Property, plant, and equipment, ending	83,097	96,566
Derecognition of ROU Assets	305	(196)
Cost | Plant and Equipment
Statement [Line Items]
Property, plant, and equipment, beginning	2,249	2,435
Disposal of mineral property interest	0	0
Addition of right-of-use asset	52	16
Disposal of plant and equipment		(6)
Derecognition of ROU Assets	305	(196)
Property, plant, and equipment, ending	2,606	2,249
Cost | Mineral Property Interest
Statement [Line Items]
Property, plant, and equipment, beginning	94,317	97,078
Disposal of mineral property interest	(13,826)	(2,761)
Addition of right-of-use asset	0	0
Disposal of plant and equipment		0
Property, plant, and equipment, ending	80,491	94,317
Derecognition of ROU Assets	0	0
Accumulated Depreciation
Statement [Line Items]
Accumulated depreciation, beginning	(2,096)	(2,129)
Depreciation charge for the period	(162)	(164)
Derecognition on disposal of plant and equipment		6
Accumulated depreciation, ending	(2,258)	(2,096)
Depreciation charge for the period	162	164
Derecognition of ROU Assets		191
Accumulated Depreciation | Plant and Equipment
Statement [Line Items]
Accumulated depreciation, beginning	(2,096)	(2,129)
Depreciation charge for the period	162	164
Derecognition on disposal of plant and equipment		6
Accumulated depreciation, ending	(2,258)	(2,096)
Depreciation charge for the period	(162)	(164)
Derecognition of ROU Assets		191
Accumulated Depreciation | Mineral Property Interest
Statement [Line Items]
Derecognition of ROU Assets		0
Accumulated depreciation, beginning	0	0
Depreciation charge for the period	0	0
Derecognition on disposal of plant and equipment		0
Accumulated depreciation, ending	0	0
Depreciation charge for the period	0	0
Foreign Currency Translation Difference
Statement [Line Items]
Foreign currency translation difference beginning balance	(4)
Foreign currency translation difference ending balacne	36	(4)
Foreign Currency Translation Difference | Plant and Equipment
Statement [Line Items]
Foreign currency translation difference beginning balance	223	225
Movement from derecognition of ROU Assets		(3)
Movement for the period	39	1
Foreign currency translation difference ending balacne	262	223
Foreign Currency Translation Difference | Mineral Property Interest
Statement [Line Items]
Foreign currency translation difference beginning balance	27,158	29,922
Movement from derecognition of ROU Assets		0
Movement for the period	9,867	(2,764)
Foreign currency translation difference ending balacne	37,025	27,158
Foreign Currency Translation Difference | Total
Statement [Line Items]
Foreign currency translation difference beginning balance	27,381	30,147
Movement from derecognition of ROU Assets		(3)
Movement for the period	9,906	(2,763)
Foreign currency translation difference ending balacne	$ 37,287	$ 27,381